Long-Term Loans, Net Of Current Maturities (Tables)	12 Months Ended
Dec. 31, 2013
Loans Payable, Noncurrent [Abstract]
Summary Of Long-Term Loans, Net Of Current Maturities

				December 31,
	Currency	Interest %	Years of maturity	2013	2012
Long-term loans(*)	U.S. dollars	Libor +1.35-1.7%	mainly 2-3	$223,754	$174,381
	GBP	Libor + 1.11-3.28%	mainly 1-3	—	29,917
	Other	Libor + 1.25-3.28		700	1,228
				224,454	205,526
Less: current maturities				245	31,781
				$224,209	$173,745

(*) For covenants see Note 20(F).

Summary Of Maturities Of Long-Term Loans	The maturities of these loans for periods after December 31, 2013, are as follows:

2014 - current maturities	$245
2015	102,091
2016	71,118
2017	51,000
$224,454